Asset Acquisition (Tables)	12 Months Ended
Mar. 31, 2025
Zunz S.A. [Member] | PARAGUAY
Asset Acquisition [Line Items]
Schedule of asset acquisition [Table Text Block]
March 31, 2025

Cash paid	$25,000
Acquisition loan payable	31,000
Cash advance	7,260
Acquisition costs	692
Total consideration	63,952

Land	$952
Equipment	44
Building and leasehold	57,070
Power purchase agreement guarantee	3,314
VAT receivables	3,126
Other	52
Total assets	$64,558
Deferred tax liability	(606)
Net assets acquired	$63,952

Datacenter [Member] | SWEDEN
Asset Acquisition [Line Items]
Schedule of asset acquisition [Table Text Block]
March 31, 2024

Cash paid	$647
Shares issued	1,088
Holdback payable	500
Acquisition costs	141
Total consideration	$2,376

Land	$86
Building	1,587
Equipment	446
VAT receivables	360
Total assets	2,479
Current liabilities	(103)
Net assets acquired	$2,376